Post-Employment Benefits - Summary of Defined Contributions Plan Expense (Detail) - CAD ($) $ in Millions	3 Months Ended			6 Months Ended
	Apr. 30, 2026	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 85	$ 77	$ 81	$ 162	$ 157
Defined contribution pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	21	16	23	37	43
Government pension plans [member]
Disclosure of defined contribution plans [line items]
Expense recognized in consolidated statement of income	$ 64	$ 61	$ 58	$ 125	$ 114